Significant Accounting Policies - Intangible Assets Finite Lives Amortized Over Period (Detail)	12 Months Ended
Dec. 31, 2017
Intellectual property rights [member]
Disclosure of detailed information about intangible assets [line items]
Basis	Straight-line
Rate	15 years
Intellectual property new technology [member]
Disclosure of detailed information about intangible assets [line items]
Basis	Straight-line
Rate	20 years
Exclusive professional services agreements [member]
Disclosure of detailed information about intangible assets [line items]
Basis	Straight-line
Bottom of range [member] | Exclusive professional services agreements [member]
Disclosure of detailed information about intangible assets [line items]
Rate	2.5 years
Top of range [member] | Exclusive professional services agreements [member]
Disclosure of detailed information about intangible assets [line items]
Rate	15 years